Short-Term Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Amount outstanding	$ 242,991	$ 209,406
Federal Home Loan Bank of New York [Member]
Short-term Debt [Line Items]
Amount outstanding	0	0
Federal Reserve Bank of New York [Member]
Short-term Debt [Line Items]
Amount outstanding	0	0
Cash Management [Member]
Short-term Debt [Line Items]
Amount outstanding	242,991	209,406	$ 191,226
Maximum amount outstanding at any month end	252,996	209,406	194,738
Average amount outstanding	$ 228,086	$ 185,672	$ 184,725
Weighted average interest rate, For the year	0.61%	0.59%	0.66%
Weighted average interest rate, As of year end	0.62%	0.59%	0.60%